Washington Mutual Investors Fund

(Logo: The American Funds Group(R))



(picture: city)

Semi-Annual Report

October 31, 1999



Washington Mutual Investors Fund(SM) seeks to provide income and growth of principal through investments in quality common stocks.



Washington Mutual Investors Fund is one of the 29 mutual funds in The American

Funds Group (R), the nation's third-largest mutual fund family. For more than six decades Capital Research and Management Company, the American Funds

adviser, has invested with a long-term focus based on thorough research and attention to risk.



Fund results in this report were computed without a sales charge unless otherwise indicated.  Here are the Fund's total returns and average annual compound returns with all distributions reinvested for periods ended September

30, 1999 (the most recent calendar quarter), assuming payment of the 5.75%

maximum sales charge at the beginning of the stated periods  _ 10 years:

+275.44%, or +14.14% a year; 5 years: +150.93%, or +20.20% a year; 12 months:

+6.72%.  Sales charges are lower for accounts of $50,000 or more.



FIGURES SHOWN ARE PAST RESULTS.  SHARE PRICE AND RETURN WILL VARY,  SO YOU MAY

LOSE MONEY.  INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY.
INVESTMENTS

ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY

OTHER ENTITY.



The Washington Mutual Investors Fund



Fellow Shareholders:



The first half of Washington Mutual's current fiscal year _ the six months ended October 31 _ was a very unusual period. A majority of the stocks in the unmanaged Standard & Poor's 500 Composite Index fell in price. Meanwhile, a small number of S&P stocks _ mainly Internet and other high-tech issues _

rose dramatically, enabling the index to record a positive total return of

2.7%.



     This small group of high-flying stocks is generally not represented in your Fund's portfolio because most of those companies do not meet its strict criteria, which include a strong balance sheet, a history of solid earnings and a record of dividend payments. Not surprisingly, the Fund lagged the index for the half-year, registering a decline of 2.6% with dividends reinvested.



     Against a backdrop of strong economic growth in the United States and a recovery in Asia, the Federal Reserve raised the Federal funds rate by 25 basis points on June 30, on August 24 and again on November 16. These actions reflect an effort to forestall an increase in inflationary pressure. So far, there has been relatively little evidence of a rapid rise in prices, and wage increases generally have been restrained.



     On October 31, your Fund's portfolio reflected ownership of 171 companies in 31 industries. The largest positions as a percent of net assets were Banking

(14.0%), Diversified Telecommunications Services (12.0%), Energy Sources

(8.9%), Health & Personal Care (8.8%), Electric & Gas Utilities (8.2%) and
Food

& Household Products (4.9%).



     Twenty-one companies appear in the Fund's portfolio for the first time since April 30, 1999. These are Abbott Laboratories; American Greetings;

Becton, Dickinson; Burlington Northern Santa Fe; Campbell Soup; CenturyTel;

Computer Associates International; Conoco; Dow Chemical; Ford Motor; Harris

Corp.; Limited; Lowe's Companies; MBNA; National City; Phillips Petroleum;

Procter & Gamble; Providian Financial; Service Corp. International; Union

Carbide; and Washington Mutual (the largest savings institution in the U.S.,

which is not affiliated with the Fund). Eleven companies were eliminated:

Bankers Trust; Berkshire Hathaway; BP Amoco; Browning-Ferris; DaimlerChrysler;

Johnson & Johnson; Sears; St. Paul Companies; Tribune Co.; Tyco International;

and Wal-Mart Stores.



     The portfolio changes during the past six months resulted in a substantial realized capital gain, which will be distributed prior to year-end. All of the capital gain distribution will qualify for the long-term capital gain rate of a maximum of 20%. Shareholders who received taxable dividends or capital gain distributions will be mailed a Tax Guide and a Form 1099-DIV in January 2000.



     We are most appreciative of the continued loyalty of our shareholders. You have helped Washington Mutual grow substantially through the years. While there are bound to be bumps in the road along the way, it is our firm belief that our adviser's prudent approach to managing the portfolio will, over time, continue to provide you with a rewarding investment experience. As always, we will be pleased to respond to your questions and comments.



Cordially,



(signatures)



Stephen Hartwell         James H. Lemon, Jr.      Harry J. Lister

Chairman of              Vice Chairman of         President of

the Board                the Board                the Fund



December 14, 1999



Investment Portfolio



October 31, 1999

Unaudited



(bar chart showing the following data)



Five Largest Investment Categories      Percent of Net Assets

Finance                                 21.86%

Services                                20.28%

Consumer Goods                          18.04%

Energy                                  17.07%

Capital Equipment                       10.06%



Ten Largest Individual Holdings         Percent of Net Assets



Sprint FON Group                        3.76%

Bank of America                         3.46

U S WEST                                2.54

Sara Lee2.11

Bristol-Myers Squibb                    2.06

Wells Fargo                             2.05

AT&T                                    1.98

SBC Communications                      1.97

Household International                 1.90

Monsanto                                1.88



                                                 Market      Percent

                                                  Value      of Net

Common Stocks                                    Shares       (000)
Assets

Energy

Energy Sources _ 8.89%

Ashland Inc.                                     3,680,000  $  121,440
 .22%

Atlantic Richfield Co.                           5,858,000     545,892     .97

Chevron Corp.                                    8,942,000     816,516    1.44

Conoco Inc., Class A                             8,450,000     231,847     .41

Conoco Inc., Class B                             8,598,957     233,247     .41

Exxon Corp.                                      3,700,000     274,031     .48

Kerr-McGee Corp.                                 3,478,900     186,991     .33

Mobil Corp.                                      8,375,000     808,188    1.43

Phillips Petroleum Co.                          11,785,600     548,031     .97

Texaco Inc.                                     17,000,000   1,043,375    1.85

Unocal Corp.                                     6,296,500     217,229     .38

                                                             5,026,787    8.89



Utilities: Electric & Gas _ 8.18%

Ameren Corp.                                     6,577,400     248,708     .44

American Electric Power Co., Inc.                6,378,000     220,041     .39

Carolina Power & Light Co.                       7,800,000     269,100     .48

Central and South West Corp.                     9,050,800     200,815     .35

CINergy Corp.                                    2,250,000      63,563     .11

Conectiv                                         3,400,000      66,300     .12

Consolidated Edison, Inc.                        4,921,700     187,947
 .33%

Consolidated Natural Gas Co.                     3,950,000     252,800     .45

Constellation Energy Group, Inc.

  (formerly Baltimore Gas and Electric Co.)      7,300,000     224,019     .40

Dominion Resources, Inc.                         2,000,000      96,250     .17

DTE Energy Co.                                   3,315,000     110,017     .19

Duke Energy Corp.                                4,600,000     259,900     .46

Edison International                             3,135,000      92,874     .16

Entergy Corp.                                    2,400,000      71,850     .13

Florida Progress Corp.                           4,725,000     216,464     .38

FPL Group, Inc.                                  1,800,000      90,562     .16

GPU, Inc.                                        4,475,000     151,870     .27

New Century Energies, Inc.                       3,050,000      99,316     .17

OGE Energy Corp.                                   800,000      18,150     .03

PECO Energy Co.                                  2,000,000      76,375     .14

PP & L Resources, Inc.                           3,035,319      82,143     .15

Public Service Enterprise Group Inc.             2,020,000      79,916     .14

Puget Sound Energy, Inc.                         3,800,000      84,075     .15

Reliant Energy, Inc.                             1,800,000      49,050     .09

Sempra Energy                                    1,485,100      30,352     .05

Southern Co.                                    27,844,400     739,617    1.31

TECO Energy, Inc.                                1,000,000      22,062     .04

Williams Companies, Inc.                        13,500,000     506,250     .89

Wisconsin Energy Corp.                             800,000      17,900     .03

                                                             4,628,286    8.18

                                              Total Energy   9,655,073   17.07



Materials



Chemicals _ 4.10%

Air Products and Chemicals, Inc.                 2,690,000      73,975     .13

CK Witco Corp. (formerly Witco Corp.)            4,200,000      39,375     .07

Dow Chemical Co.                                 1,050,000     124,162     .22

E.I. du Pont de Nemours and Co.                  1,250,000      80,547     .14

Hercules Inc.                                    5,220,000     125,606     .22

International Flavors

  & Fragrances Inc.                              2,250,000      86,063     .15

Mallinckrodt Inc.                                3,585,000     121,666     .22

Monsanto Co.                                    27,577,000   1,061,714    1.88

PPG Industries, Inc.                             8,716,500     528,438     .94

Sherwin-Williams Co.                             3,000,000      67,125
 .12%

Union Carbide Corp.                                125,000       7,625     .01

                                                             2,316,296    4.10



Forest Products & Paper _ 2.60%

International Paper Co.                         13,100,000     689,388    1.22

Westvaco Corp.                                   5,500,000     163,281     .29

Weyerhaeuser Co.                                 8,675,000     517,789     .91

Willamette Industries, Inc.                      2,475,000     102,867     .18

                                                             1,473,325    2.60



Metals: Nonferrous _ .60%

Alcoa Inc.                                       2,972,600     180,585     .32

Phelps Dodge Corp.                               2,807,300     158,262     .28

                                                               338,847     .60



Metals: Steel _ .06%

Allegheny Teledyne Inc.                          2,250,000      34,172     .06

                                           Total Materials   4,162,640    7.36



Capital Equipment



Aerospace & Military Technology _ 1.79%

Boeing Co.                                       9,200,000     423,775     .75

United Technologies Corp.                        9,736,000     589,028    1.04

                                                             1,012,803    1.79



Data Processing & Reproduction _ 2.56%

Computer Associates International, Inc.          5,635,000     318,377     .56

Hewlett-Packard Co.                              4,700,000     348,094     .62

International Business Machines Corp.            1,200,000     118,050     .21

Xerox Corp.                                     23,659,000     662,452    1.17

                                                             1,446,973    2.56



Electrical & Electronics _ .52%

Emerson Electric Co.                             2,800,000     168,175
 .30%

General Electric Co.                               300,000      40,669     .07

Harris Corp.                                     3,850,000      86,384     .15

                                                               295,228     .52



Electronic Components _ 1.13%

Motorola, Inc.                                   2,000,000     194,875     .34

Texas Instruments Inc.                           3,600,000     323,100     .57

Thomas & Betts Corp.                             2,720,000     122,060     .22

                                                               640,035    1.13



Electronic Instruments _ .55%

PE Biosystems Group

  (formerly Perkin-Elmer Corp.)                  4,817,800     312,555     .55



Energy Equipment _ .21%

Halliburton Co.                                  3,200,000     120,600     .21



Industrial Components _ 2.06%

Dana Corp.                                       6,726,600     198,855     .35

Eaton Corp.                                      2,712,900     204,146     .36

Genuine Parts Co.                                8,615,800     224,549     .40

Illinois Tool Works Inc.                           866,700      63,486     .11

Johnson Controls, Inc.                           4,052,400     246,183     .44

TRW Inc.                                         5,283,200     226,517     .40

                                                             1,163,736    2.06



Machinery & Engineering _ 1.24%

Caterpillar Inc.                                 1,200,000      66,300     .12

Deere & Co.                                      6,990,000     253,387     .45

Fluor Corp.                                      3,700,000     147,538     .26

Ingersoll-Rand Co.                               1,012,500      52,903     .09

Pall Corp.                                       6,100,000     133,819     .24

Parker Hannifin Corp.                              950,000      43,522     .08

                                                               697,469    1.24

                                   Total Capital Equipment   5,689,399   10.06

Consumer Goods



Appliances & Household Durables _ .64%

Newell Rubbermaid Inc.                          10,400,000     360,100
 .64%



Automobiles _ .39%

Ford Motor Co.                                   4,000,000     219,500     .39



Beverages _ 1.26%

PepsiCo, Inc.                                   20,650,000     716,297    1.26



Food & Household Products _ 4.88%

Bestfoods                                        3,033,600     178,224     .32

Campbell Soup Co.                                3,000,000     135,000     .24

Colgate-Palmolive Co.                            3,600,000     217,800     .38

General Mills, Inc.                              7,485,000     652,598    1.15

Kellogg Co.                                      7,302,700     290,739     .51

Procter & Gamble Co.                               900,000      94,388     .17

Sara Lee Corp.                                  44,050,000   1,192,103    2.11

                                                             2,760,852    4.88



Health & Personal Care _ 8.80%

Abbott Laboratories                              5,000,000     201,875     .36

American Home Products Corp.                     2,000,000     104,500     .18

Avon Products, Inc.                              7,317,700     235,996     .42

Baxter International Inc.                        2,950,000     191,381     .34

Becton, Dickinson and Co.                        3,100,000      78,663     .14

Bristol-Myers Squibb Co.                        15,182,000   1,166,167    2.06

Eli Lilly and Co.                                8,765,000     603,689    1.07

Kimberly-Clark Corp.                            14,507,000     915,754    1.62

McKesson Corp.                                   2,163,000      43,395     .08

Merck & Co., Inc.                                1,600,000     127,300     .22

Pfizer Inc                                       6,600,000     260,700     .46

Pharmacia & Upjohn, Inc.                         4,500,000     242,719     .43

Schering-Plough Corp.                            5,757,000     284,972     .50

Warner-Lambert Co.                               6,500,000     518,781     .92

                                                             4,975,892    8.80



Recreation & Other Consumer Products _ 1.06%

American Greetings Corp., Class A                1,550,000      40,106
 .07%

Eastman Kodak Co.                                6,381,500     439,925     .78

Stanley Works                                    4,350,000     120,712     .21

                                                               600,743    1.06



Textiles & Apparel _ 1.01%

NIKE, Inc., Class B                              8,560,425     483,129     .85

VF Corp.                                         3,000,000      90,188     .16

                                                               573,317    1.01

                                      Total Consumer Goods  10,206,701   18.04



Services



Broadcasting & Publishing _ .78%

Dow Jones & Co., Inc.                            3,157,600     194,192     .34

Gannett Co., Inc.                                1,675,800     129,246     .23

Knight-Ridder, Inc.                              1,850,000     117,475     .21

                                                               440,913     .78



Business Services _ 1.97%

Deluxe Corp.                                     2,000,000      56,500     .10

Diebold, Inc.                                      700,000      18,375     .03

Dun & Bradstreet Corp.                           4,962,800     145,782     .26

Electronic Data Systems Corp.                    3,050,000     178,425     .31

First Data Corp.                                 5,396,400     246,548     .44

IKON Office Solutions, Inc.                      7,285,000      50,084     .09

Interpublic Group

  of Companies, Inc.                             2,724,400     110,679     .19

Pitney Bowes Inc.                                5,314,500     242,142     .43

Service Corp. International                      7,078,000      67,684     .12

                                                             1,116,219    1.97



Leisure & Tourism _ .37%

McDonald's Corp.                                 5,000,000     206,250     .37



Merchandising _ 3.60%

Albertson's, Inc.                               20,694,440 $   751,467
1.33%

J.C. Penney Co., Inc.                           12,540,500     318,215     .56

Limited Inc.                                     6,750,000     277,594     .49

Lowe's Companies, Inc.                           2,500,000     137,500     .24

May Department Stores Co.                       15,870,800     550,518     .98

                                                             2,035,294    3.60



Diversified Telecommunication Services_11.96%

AT&T Corp.                                      23,987,500   1,121,416    1.98

CenturyTel, Inc.                                   670,000      27,093     .05

GTE Corp.                                       12,472,000     935,400    1.66

SBC Communications Inc.                         21,845,732   1,112,767    1.97

Sprint FON Group                                28,655,800   2,129,484    3.76

U S WEST, Inc.                                  23,564,400   1,438,901    2.54

                                                             6,765,061   11.96



Transportation: Rail _ 1.60%

Burlington Northern Santa Fe Corp.               4,750,000     151,406     .27

CSX Corp.                                        7,400,000     303,400     .54

Norfolk Southern Corp.                          13,271,400     324,320     .57

Union Pacific Corp.                              2,250,000     125,438     .22

                                                               904,564    1.60

                                            Total Services  11,468,301   20.28

Finance



Banking _ 13.98%

Bank of America Corp.                           30,400,000   1,957,000    3.46

Bank of New York Co., Inc.                      14,550,000     609,281    1.08

BANK ONE CORP.                                  10,151,500     381,316     .67

Chase Manhattan Corp.                            8,950,500     782,050    1.38

Citigroup Inc.                                   7,159,500     387,508     .69

First Union Corp.                               21,653,600     924,338    1.63

Fleet Boston Corp.

  (formerly Fleet Financial Group, Inc.)        10,099,473     440,590     .78

J.P. Morgan & Co. Inc.                           2,175,000     284,653     .50

KeyCorp                                          5,900,000     164,831
 .29%

National City Corp.                              2,000,000      59,000     .11

SunTrust Banks, Inc.                             5,975,000     437,295     .77

Wachovia Corp.                                     850,000      73,312     .13

Washington Mutual, Inc.                          6,992,300     251,286     .44

Wells Fargo & Co.                               24,177,000   1,157,474    2.05

                                                             7,909,934   13.98



Financial Services _ 3.28%

American Express Co.                               300,000      46,200     .08

Fannie Mae                                       4,925,000     348,444     .62

Household International, Inc.                   24,047,482   1,073,119    1.90

MBNA Corp.                                       1,396,200      38,570     .07

Providian Financial Corp.                        1,947,400     212,267     .37

SLM Holding Corp.                                2,750,000     134,578     .24

                                                             1,853,178    3.28



Insurance _ 4.60%

Aetna Inc.                                       4,875,005     244,969     .43

Allstate Corp.                                  25,900,000     744,625    1.32

American General Corp.                           7,205,000     534,521     .94

Aon Corp.                                       12,031,000     427,101     .76

Jefferson-Pilot Corp.                            3,700,000     277,731     .49

Lincoln National Corp.                           6,050,000     279,056     .49

Marsh & McLennan Companies, Inc.                 1,200,000      94,875     .17

                                                             2,602,878    4.60

                                             Total Finance  12,365,990   21.86



Multi-Industry



Multi-Industry _ 1.86%

AlliedSignal Inc.                                9,300,000     529,519     .94

Dover Corp.                                      6,350,500     270,293     .48

Minnesota Mining and Manufacturing Co.           2,500,000     237,656     .42

Whitman Corp.                                    1,050,000      13,650     .02

                                      Total Multi-Industry   1,051,118    1.86



Miscellaneous



Miscellaneous _ 1.22%

Common stocks in initial

  period of acquisition                         17,952,368     688,215
1.22%

TOTAL COMMON STOCKS

  (cost:  $41,128,318,000)                                  55,287,437   97.75



U.S. Treasuries and Other Federal Agencies



U.S. Treasuries and Other Federal Agencies _ 2.06%

Federal Farm Credit Banks

  5.17%-5.21% due 11/18-12/17/99                  $ 26,361      26,206     .05



Federal Home Loan Bank

    5.16%-5.52% due 11/5/99-1/28/00                555,571     550,787     .97



United States Treasury bills

    4.57%-4.98% due 12/9/99-1/27/00                595,818     590,384    1.04



TOTAL SHORT-TERM SECURITIES

  (cost:  $1,167,432,000)                                    1,167,377    2.06



TOTAL INVESTMENT SECURITIES

  (cost:  $42,295,750,000)                                  56,454,814   99.81

Excess of cash and receivables over payables                   107,051     .19

NET ASSETS                                                 $56,561,865
100.00%





See Notes to Financial Statements



Financial Statements                           Washington Mutual Investors
Fund



Statement of Assets and Liabilities

October 31, 1999

Unaudited                                                (dollars in
thousands)

Assets:

Investment securities at market

  (cost: $42,295,750)
$56,454,814

Cash
4,938

Receivables for _

  Sales of investments                                  $  93,500

  Sales of Fund's shares                                   48,608

  Dividends                                               101,421
243,529


56,703,281

Liabilities:

Payables for _

  Purchases of investments                                 39,997

  Repurchases of Fund's shares                             62,162

  Management services                                      13,101

  Other expenses                                           26,156
141,416

Net Assets at October 31, 1999 _

  Equivalent to $34.09 per share on

  1,659,123,090 shares of $1 par value

  capital stock outstanding (authorized

  capital stock _ 2,000,000,000 shares)                            $56,561,865





See Notes to Financial Statements



Statement of Operations

for the six months ended October 31, 1999

Unaudited                                                (dollars in
thousands)



Investment Income:

Income:

  Dividends                                          $    631,370

  Amortization                                             42,938
674,308

Expenses:

  Investment adviser fee                                   56,334

  Business management fee                                  24,624

  Distribution expenses                                    68,059

  Transfer agent fee                                       20,320

  Reports to shareholders                                     744

  Registration statement and prospectus                     3,004

  Postage, stationery and supplies                          3,464

  Directors' and Advisory Board fees                          238

  Auditing and legal fees                                     115

  Custodian fee                                               231

  Other expenses                                               24
                                                                       177,157

Net investment income
                                                                       497,151



Realized Gain and Unrealized

  Appreciation on Investments:

Net realized gain                                                    2,215,473

Net unrealized appreciation:

  Beginning of period                                  18,414,413

  End of period                                        14,159,064

    Net change in unrealized

      appreciation                                                 (4,255,349)

  Net realized gain and change in

    unrealized appreciation                                        (2,039,876)



Net Decrease in Net Assets

  Resulting from Operations                                       $(1,542,725)



See Notes to Financial Statements





Washington Mutual Investors Fund



Statement of Changes in Net Assets



                                            Six Months Ended      Year Ended

(dollars in thousands)                    October 31, 1999<F1>  April 30, 1999



Operations:

Net investment income                         $     497,151       $    897,215

Net realized gain on investments                  2,215,473          5,230,170

Net change in unrealized

  appreciation on investments                   (4,255,349)          1,076,341

  Net Increase (Decrease) in Net Assets

    Resulting from Operations                   (1,542,725)          7,203,726



Dividends and Distributions

  Paid to Shareholders:

Dividends from net investment income              (475,439)          (890,284)

Distributions from net realized

  gain on investments                                    _         (3,760,550)

  Total Dividends and Distributions               (475,439)        (4,650,834)



Capital Share Transactions:

Proceeds from shares sold:

  132,534,308 and 334,983,835

  shares, respectively                            4,592,599         11,104,242

Proceeds from shares issued in

  reinvestment of net investment

  income dividends and distributions

  of net realized gain on investments:

  12,822,714 and 137,585,488

  shares, respectively                              444,410          4,421,141

Cost of shares repurchased:

  100,959,263 and 206,861,783

  shares, respectively                          (3,475,205)        (6,823,584)

  Net Increase in Net Assets Resulting

    from Capital Share Transactions               1,561,804          8,701,799

Total Increase (Decrease) in Net Assets           (456,360)         11,254,691



Net Assets:

Beginning of period                              57,018,225         45,763,534

End of period (including undistributed

  net investment income: $134,353 and

  $112,641, respectively)                       $56,561,865        $57,018,225



[FN]

<F1>Unaudited




See Notes to Financial Statements



Notes to Financial Statements



1.   Organization and Significant Accounting Policies





     Organization _ Washington Mutual Investors Fund (the "Fund") is

registered under the Investment Company Act of 1940 as an open-end,

diversified management investment company.  The Fund's investment objective is to produce current income and to provide an opportunity for growth of principal consistent with sound common stock investing.



     Significant Accounting Policies _ The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements:



     Security Valuation _ Equity securities are valued at the last    reported

sales price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or,

lacking any sales, at the last available bid price.  In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market.  Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Board of Directors.



     Security Transactions and Related Investment Income _ Security

transactions are accounted for as of the trade date.  Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

     Dividends and Distributions to Shareholders _ Dividends and distributions paid to shareholders are recorded on the ex-dividend date.



2.   Federal Income Taxation



     The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net realized gains for the fiscal year.  As a regulated investment company, the Fund is not subject to income taxes if such distributions are made.  Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes.  In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund.



     As of October 31, 1999, net unrealized appreciation on investments for book and federal income tax purposes aggregated $14,159,064,000, of which

$15,533,077,000 related to appreciated securities and $1,374,013,000 related to depreciated securities.  There was no difference between book and tax realized gains on securities transactions for the six months ended

October 31, 1999.

The cost of portfolio securities for book and federal income tax purposes was

$42,295,750,000 at October 31, 1999.



3.   Fees and Transactions with Related Parties



     Business Management and Investment Advisory Fees _ Officers of the Fund

received no remuneration from the Fund in such capacities.  Their remuneration was paid by Washington Management Corporation (WMC).  A fee of $24,624,000 was

paid to WMC as business manager of the Fund pursuant to the business management contract under which WMC provides business management services.

Under the contract all expenses chargeable to the Fund, including compensation to the business manager, shall not exceed 1% of the average net assets of the Fund on an annual basis.  The contract provides for monthly fees, accrued daily, computed at an annual rate of 0.175% of the first

$3 billion of net assets; 0.15% of such assets in excess of $3 billion but not exceeding $5 billion; 0.135% of such assets in excess of $5 billion but not exceeding $8 billion; 0.12% of such assets in excess of $8 billion but not exceeding $12 billion; 0.095% of such assets in excess of $12 billion but not exceeding $21 billion; 0.075% of such assets in excess of $21 billion but not exceeding $34 billion; 0.06% of such assets in excess of $34 billion but not exceeding $55 billion; and 0.05% of net assets in excess of $55 billion.

Johnston, Lemon & Co. Incorporated, (JLC), earned $528,000 on its retail sales of shares and distribution plan of the Fund and received no brokerage commissions resulting from purchases and sales of securities for the investment account of the Fund.



     A fee of $56,334,000 for investment advisory services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC).

The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.225% of the first $3 billion of net assets; 0.21% of such assets in excess of $3 billion but not exceeding $8 billion; 0.20% of such assets in excess of $8 billion but not exceeding $21 billion; 0.195% of such assets in excess of $21 billion but not exceeding $34 billion; 0.19% of such assets in excess of $34 billion but not exceeding $55 billion; and 0.185% of net assets in excess of $55 billion.

     Distribution Expenses _ American Funds Distributors, Inc. (AFD), the

principal underwriter of the Fund's shares, received $16,984,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the Fund's shares.  Such sales charges are not an expense of the Fund and,

hence, are not reflected in the accompanying statement of operations.



     Pursuant to a Plan of Distribution, the Fund may expend up to 0.25%

of its average net assets annually for any activities primarily intended to result in sales of Fund shares, provided the categories of expenses for which reimbursement is made are approved by the Fund's Board of Directors.  Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts.  During the six months ended October 31,

1999, distribution expenses under the Plan were $68,059,000.  As of

October 31, 1999, accrued and unpaid distribution expenses were $20,694,000.



     Transfer Agent Fee _ American Funds Service Company (AFS), the transfer agent for the Fund, was paid a fee of $20,320,000.



     Deferred Directors' Fees _ Independent Directors and Advisory Board

members may elect to defer part or all of the fees earned for such services.

Amounts deferred are not funded and are general unsecured liabilities of the

Fund.  As of October 31, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1994), net of any payments to

Directors and Advisory Board members, were $509,000.



     WMC and JLC are both wholly owned subsidiaries of The Johnston-Lemon

Group, Incorporated (JLG). CRMC is wholly owned by The Capital Group

Companies, Inc.  AFS and AFD are both wholly owned subsidiaries of CRMC. All the officers of the Fund and four of its directors are affiliated with JLG.



4.   Investment Transactions and Other Disclosures



     The Fund made purchases and sales of investment securities, excluding short-term securities, of $8,818,460,000 and $6,782,300,000, respectively,

during the six months ended October 31, 1999.



     As of October 31, 1999, accumulated undistributed net realized gain on investments was $5,193,686,000 and additional paid-in capital was

$35,415,639,000.  The Fund reclassified $229,790,000 from undistributed net realized gains to additional paid-in capital for the six months ended October

31, 1999.



     Pursuant to the custodian agreement, the Fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank.

The custodian fee of $231,000 includes $137,000 that was paid by these credits rather than in cash.



     The Fund owns  5.1%, 5.0%, 5.0%, 5.0% and 5.5% of the outstanding voting securities of Ashland, Household International, Mallinckrodt, PPG Industries,

and Westvaco, respectively, which represent investments in affiliates as defined in the Investment Company Act of 1940.



Per Share Data and Ratios

                        Six Months

                           Ended                 Year ended April 30

                      10/31/1999<F1>  1999     1998     1997     1996     1995





Net Asset Value,

 Beginning of Period        $35.31  $33.92   $25.93   $22.77   $18.87   $17.11

Income (Loss) from

 Investment Operations:

 Net investment income         .30     .60      .62      .62      .63      .63

 Net gains (loss) on

  securities (both realized

  and unrealized)            (1.23)   3.99     9.65     4.36     4.98     2.16



Total income (loss) from

 investment operations        (.93)   4.59    10.27     4.98     5.61     2.79

Less Distributions:

 Dividends (from net

  investment income)          (.29)   (.61)    (.62)    (.62)    (.62)   (.62)

 Distributions (from

  capital gains)              -.-    (2.59)   (1.66)   (1.20)   (1.09)   (.41)

  Total distributions         (.29)  (3.20)   (2.28)   (1.82)   (1.71)  (1.03)

Net Asset Value,

 End of Period              $34.09  $35.31   $33.92   $25.93   $22.77   $18.87

Total Return<F2>         <F3>(2.65)% 14.61%   40.80%   22.43%   30.40%  17.01%

Ratios/Supplemental Data:

 Net assets, end of

  period (in millions)     $56,449 $57,018  $45,764  $28,165  $20,689  $14,426

 Ratio of expenses to

  average net assets           .31%    .61%     .62%     .64%     .66%    .69%

 Ratio of net income

  to average net assets        .88%   1.84%    2.08%    2.56%    2.98%   3.57%

 Portfolio turnover rate     12.38%  27.93%   17.61%   20.41%   23.41%  25.45%





[FN]

<F1>Unaudited

<F2>Excludes maximum sales charge of 5.75%.

<F3>Based on operations for the period shown and, accordingly, not representative of a full year.




Washington Mutual Investors Fund

Board of Directors

Stephen Hartwell

     Chairman of the Board

James H. Lemon, Jr.

     Vice Chairman of the Board

Harry J. Lister

     President of the Fund

Cyrus A. Ansary

Fred J. Brinkman

Daniel J. Callahan III

James C. Miller III

T. Eugene Smith

Leonard P. Steuart II

Margita E. White



Directors Emeritus

Bernard J. Nees

     Chairman Emeritus of the Fund

Charles T. Akre

Nathan A. Baily

John A. Beck

Jean Head Sisco

Stephen G. Yeonas



Advisory Board

Charles A. Bowsher

Mary K. Bush

Katherine D. Ortega

J. Knox Singleton

William B. Snyder

Robert F. Tardio



Other Officers

Howard L. Kitzmiller

     Senior Vice President, Secretary

     and Assistant Treasurer of the Fund

Ralph S. Richard

     Vice President and Treasurer of

     the Fund

Lois A. Erhard

     Vice President of the Fund

Michael W. Stockton

     Assistant Vice President,

     Assistant Secretary and

     Assistant Treasurer of the Fund

J. Lanier Frank

     Assistant Vice President of the Fund



Offices of the Fund

and of the Business Manager

Washington Management Corporation

1101 Vermont Avenue, NW

Washington, DC 20005-3585

202/842-5665



Investment Manager

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1443

135 South State College Boulevard

Brea, CA 92821-5823



Transfer Agent

American Funds Service Company

(Please write to the address nearest you.)

P.O. Box 2205

Brea, CA 92822-2205

P.O. Box 659522

San Antonio, TX 78265-9522

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280



Custodian of Assets

The Chase Manhattan Bank

One Chase Manhattan Plaza

New York, NY 10081-0001



Counsel

Thompson, O'Donnell,

Markham, Norton & Hannon

805 Fifteenth Street, NW

Washington, DC 20005-2216



Principal Underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1462



We are sad to report that Vernon W. Holleman, Jr. passed away on July 21, 1999.

Mr. Holleman was a member of the Fund's Advisory Board from October 18, 1984 until his death. His wise counsel and friendship will be missed.



Printed on recycled paper
WMIF-013-1299



(logo American Funds)



For information about your account or any of the Fund's services, please contact your financial adviser. You may also call American Funds Service

Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World

Wide Web.



This report is for the information of shareholders of Washington Mutual

Investors Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges,

expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 1999, this report must be accompanied by an

American Funds Group Statistical Update for the most recently completed calendar quarter.